Disposal groups held for sale	12 Months Ended
Dec. 31, 2023
Disposal Groups Held For Sale [Abstract]
Disposal groups held for sale	Disposal groups held for sale
Accounting policies
Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets or disposal groups are generally measured at the lower of their carrying amount and fair value less costs to sell.
Any excess of carrying value over fair value less costs to sell is recognized as impairment loss. Impairment loss on a disposal group is allocated first to goodwill, if any, and then to the remaining non-current assets within the scope of the measurement requirements of IFRS 5 Non-current Assets Held for Sale and Discontinued Operations on a pro-rata basis. Impairment losses on initial classification as held-for-sale and subsequent gains and losses on remeasurement are recognized in earnings.
Once classified as held-for-sale, property, plant and equipment and timber licenses are no longer depreciated.
Supporting information
Sale of Hinton pulp mill
On July 10, 2023, we announced an agreement to sell our unbleached softwood kraft pulp mill in Hinton, Alberta to Mondi Group plc (“Mondi”). The transaction closed on February 3, 2024 following the completion of regulatory reviews and satisfaction of customary closing conditions. The facility is presented as a disposal group held for sale at December 31, 2023.
Under the terms of the agreement, Mondi purchased specified assets, including property, plant and equipment and working capital, and assumed certain liabilities related to the Hinton pulp mill in exchange for a base purchase price of $5 million prior to working capital and other adjustments specified in the asset purchase agreement. Pursuant to the transaction, we will continue to supply fibre to the Hinton pulp mill under long-term contract, via residuals from our Alberta lumber mills.
An impairment loss of $121 million in relation to the sale of the Hinton pulp mill has been included in Restructuring and impairment charges in the year ended December 31, 2023 (see note 17). The impairment loss includes remeasurements of estimated working capital adjustments specified in the asset purchase agreement.
Sale of Quesnel River Pulp mill and Slave Lake Pulp mill
On September 22, 2023, we announced an agreement to sell our two bleached chemithermomechanical pulp (“BCTMP”) mills, Quesnel River Pulp mill in Quesnel, B.C. and Slave Lake Pulp mill in Slave Lake, Alberta to an affiliate of Atlas Holdings (“Atlas”). The transaction is anticipated to close following successful completion of customary regulatory reviews and customary closing conditions. Activities in respect of the closing conditions are proceeding and we anticipate closing the transaction in early 2024. The facilities are presented as a disposal group held for sale at December 31, 2023.
Under the terms of the agreement, Atlas will purchase specified assets, including property, plant and equipment, working capital, certain timber licenses in Alberta, and assume certain liabilities related to the mills and timber licenses in exchange for a base purchase price of $120 million prior to working capital adjustments specified in the asset purchase agreement. Pursuant to the transaction, we will continue to supply fibre to the Quesnel River Pulp mill under long-term contract.
An impairment loss of $20 million in relation to the sale of the Quesnel River Pulp mill and Slave Lake Pulp mill has been included in Restructuring and impairment charges in the year ended December 31, 2023 (see note 17).
Carrying values of disposal groups
As at December 31, 2023, the disposal group comprised the following assets and liabilities:

Receivables	$49
Inventories	72
Prepaid expenses	2
Property, plant and equipment	54
Timber licenses	3
Retirement assets	3
Assets held for sale	$182

Payables and accrued liabilities	$58
Reforestation and decommissioning obligations	2
Retirement liabilities	3
Liabilities associated with assets held for sale	$63